EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 98.4%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Banks and Money Services -- 12.1%
----------------------------------------------------------------------
Banco De A. Edwards-sp ADR                       18,500    $   320,050
A bank in Chile which attracts deposits
and offers retail and commercial banking
services
Hansabank Ltd.                                   44,654        407,494
Financial institution in the Baltic
States
HDFC Bank Ltd. ADR(1)                            19,300        280,815
A new generation private sector bank in
India promoted by the HDFC group in 1995
Industrial Bank of Korea(1)                      50,000        305,311
Niche Korean bank focusing on industrial
finance
OTP Bank Rt. GDR                                  5,482        328,920
Hungary's biggest bank
----------------------------------------------------------------------
                                                           $ 1,642,590
----------------------------------------------------------------------
Beverages -- 2.0%
----------------------------------------------------------------------
Grupo Continental SA                            183,451    $   270,488
The company manufacturers, markets, and
distributes non-alcoholic beverages
bearing trademarks of the Coca-Cola
Company
----------------------------------------------------------------------
                                                           $   270,488
----------------------------------------------------------------------
Chemicals -- 4.2%
----------------------------------------------------------------------
National Petrochemical                          174,000    $   120,970
Producer and distributor of
petrochemicals, such as ethylene and
propylene
Reliance Industries Ltd.                         33,100        450,160
India's largest private sector
enterprise and a major player in the
Indian petrochemicals sector
----------------------------------------------------------------------
                                                           $   571,130
----------------------------------------------------------------------
Computers -- Peripherial Equipment -- 0.9%
----------------------------------------------------------------------
Ambit Microsystems Corp.                         28,000    $   128,983
The company manufactures and markets
modems, power converters for notebook
computer, and backlight inverters
----------------------------------------------------------------------
                                                           $   128,983
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Drugs -- 2.5%
----------------------------------------------------------------------
Teva Pharmaceuticals Industries Ltd.-sp
ADR                                               5,500    $   338,965
Generic drug company with products like
Alpha D3 and Copaxone
----------------------------------------------------------------------
                                                           $   338,965
----------------------------------------------------------------------
Electric -- Integrated -- 5.9%
----------------------------------------------------------------------
Hong Kong Electric                               82,000    $   304,960
Generates and supplies electricity and
provides engineering consultancy and
project management services
RAO Unified Energy Systems GDR                   31,500        491,400
An electricity company in Russia
----------------------------------------------------------------------
                                                           $   796,360
----------------------------------------------------------------------
Electric Utilities -- 2.4%
----------------------------------------------------------------------
Companhia Paranaense Energia ADR                 44,000    $   330,440
Brazilian Utility
----------------------------------------------------------------------
                                                           $   330,440
----------------------------------------------------------------------
Electronic Components -- Semiconductors -- 1.1%
----------------------------------------------------------------------
MediaTek                                          9,000    $   151,416
The company designs, manufactures and
markets CD-ROM ad DVD-ROM chip sets
----------------------------------------------------------------------
                                                           $   151,416
----------------------------------------------------------------------
Food and Beverages -- 17.3%
----------------------------------------------------------------------
Companhia de Bebidas das Americas ADR            16,820    $   341,278
Produces and distributes beverages
Fomento Economico Mexicano S.A. de
C.V. ADR                                         14,500        500,975
Mexican conglomerate with interests in
the beer consumption market, Coca-Cola
FEMSA, convenience store chains, and
beverage & seafood cans
Hite Brewery Co., Ltd.                            9,700        398,823
Korean brewer
President Chain Store Corp.                     142,647        302,028
Taiwanese operator of 7-11 convenience
stores and other consumer businesses
South African Breweries Ltd.                     60,000        395,165
A South African brewery producer
Vina Concha y Toro ADR                           11,500        414,000
Wine producer/exporter
----------------------------------------------------------------------
                                                           $ 2,352,269
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Foods -- 2.3%
----------------------------------------------------------------------
Thai Union Frozen Products Public Co.,
Ltd.                                            825,000    $   318,958
Producer of processed seafood products
in Thailand and exporter of tuna
----------------------------------------------------------------------
                                                           $   318,958
----------------------------------------------------------------------
Insurance -- 9.8%
----------------------------------------------------------------------
China Insurance International Holdings
Co., Ltd.                                     1,168,000    $   715,232
China Insurance focuses on reinsurance
and insurance brokerage business
Samsung Fire & Marine Insurance Co.,
Ltd.                                             14,350        614,138
Korea's largest non-life insurance
company
----------------------------------------------------------------------
                                                           $ 1,329,370
----------------------------------------------------------------------
Machinery -- 1.5%
----------------------------------------------------------------------
Siam Cement Co. Ltd.(1)                          16,700    $   199,358
Industrial and building material
producer in Thailand
----------------------------------------------------------------------
                                                           $   199,358
----------------------------------------------------------------------
Metals -- Industrial -- 1.9%
----------------------------------------------------------------------
Hindalco Industries Ltd. GDR                     19,900    $   253,725
Indian aluminum producer
----------------------------------------------------------------------
                                                           $   253,725
----------------------------------------------------------------------
Mining -- 7.3%
----------------------------------------------------------------------
Gold Fields Ltd.                                 49,600    $   237,766
South African gold producer
Harmony Gold Mining Co. Ltd.                     66,279        433,756
A mining company that produces gold
Yanzhou Coal Mining Co. Ltd.                    992,000        314,860
Yanzhou Coal performs underground mining
of prime quality coal from its mines in
Eastern China
----------------------------------------------------------------------
                                                           $   986,382
----------------------------------------------------------------------
Office Automation and Equipment -- 5.5%
----------------------------------------------------------------------
Sindo Ricoh Co.                                  19,000    $   753,611
Manufacturer of photocopiers and other
office equipment
----------------------------------------------------------------------
                                                           $   753,611
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Oil and Gas - Exploration and Development -- 2.7%
----------------------------------------------------------------------
Petroleo Brasileiro S.A. ADR                     16,000    $   372,800
A holding company for oil, gas and
petrochemical companies in Brazil
----------------------------------------------------------------------
                                                           $   372,800
----------------------------------------------------------------------
Oil and Gas - Integrated -- 4.1%
----------------------------------------------------------------------
PetroChina Co. Ltd.                           1,800,000    $   318,553
Explores, develops, and produces crude
oil and natural gas
Surgutneftegaz ADR                               15,000        235,875
Russian oil company
----------------------------------------------------------------------
                                                           $   554,428
----------------------------------------------------------------------
Retail -- 2.8%
----------------------------------------------------------------------
Wal-Mart de Mexico S.A.                         140,000    $   382,263
A major retailer in food, clothing, and
other merchandise, under a variety of
store formats
----------------------------------------------------------------------
                                                           $   382,263
----------------------------------------------------------------------
Semiconductor Components/Integrated
Circuits -- 1.6%
----------------------------------------------------------------------
United Microelectronics Corp., Ltd.(1)           95,000    $   138,627
The company designs, manufactures, and
markets integrated circuits and related
electronics products
Via Technologies, Inc.                           18,000         73,133
One of Taiwan's leading chipset
manufacturers
----------------------------------------------------------------------
                                                           $   211,760
----------------------------------------------------------------------
Telephone - Integrated -- 5.2%
----------------------------------------------------------------------
AS Eesti Telekom GDR                             30,000    $   361,500
Estonia's fixed line and mobile telecom
provider
Tele Norte Leste Participacoes S.A. ADR          22,500        350,775
One of Brazil's three fixed line holding
companies, located in northeast Brazil
----------------------------------------------------------------------
                                                           $   712,275
----------------------------------------------------------------------
Tobacco -- 5.3%
----------------------------------------------------------------------
Companhia Souza Cruz S.A.                        75,500    $   464,012
A subsidiary of British American Tobacco
Korea Tobacco and Ginseng Corp.                  12,350        183,103
Cigarette manufacturer

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Tobacco (continued)
----------------------------------------------------------------------
Korea Tobacco and Ginseng Corp.
GDR(1)(2)                                        10,700    $    80,250
Cigarette manufacturer
----------------------------------------------------------------------
                                                           $   727,365
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $11,625,589)                           $13,384,936
----------------------------------------------------------------------
Total Investments -- 98.4%
   (identified cost $11,625,589)                           $13,384,936
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.6%                     $   211,675
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $13,596,611
----------------------------------------------------------------------

 Company descriptions are unaudited.

 ADR-American Depositary Receipt

 GDR-Global Depository Receipt.
 (1)  Non-income producing security.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
COUNTRY                                   OF NET ASSETS  VALUE
-------------------------------------------------------------------
Republic of Korea                                17.2%   $2,335,236
Brazil                                           13.7%    1,859,305
Hong Kong                                         9.9%    1,338,745
Mexico                                            8.5%    1,153,726
India                                             7.2%      984,700
Taiwan                                            5.8%      794,187
Estonia                                           5.7%      768,994
Chile                                             5.4%      734,050
Russia                                            5.3%      727,275
South Africa                                      4.9%      671,522
Thailand                                          4.7%      639,286
United Kingdom                                    2.9%      395,165
Israel                                            2.5%      338,965
Hungary                                           2.4%      328,920
China                                             2.3%      314,860

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2001
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $11,625,589)                           $13,384,936
Cash                                          139,957
Foreign currency, at value (identified
   cost, $366,251)                            360,983
Interest and dividends receivable              54,124
Tax reclaim receivable                            334
Prepaid expenses                                   61
-----------------------------------------------------
TOTAL ASSETS                              $13,940,395
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $   325,277
Payable to affiliate for Trustees' fees         1,280
Accrued expenses                               17,227
-----------------------------------------------------
TOTAL LIABILITIES                         $   343,784
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $13,596,611
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $11,842,533
Net unrealized appreciation (computed on
   the basis of identified cost)            1,754,078
-----------------------------------------------------
TOTAL                                     $13,596,611
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2001
Investment Income
---------------------------------------------------
Dividends (net of foreign taxes,
   $28,562)                               $ 344,393
Interest                                        107
---------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 344,500
---------------------------------------------------

Expenses
---------------------------------------------------
Investment adviser fee                    $ 104,839
Administration fee                           34,923
Trustees' fees and expenses                   6,294
Custodian fee                                77,108
Legal and accounting services                42,575
Miscellaneous                                 4,288
---------------------------------------------------
TOTAL EXPENSES                            $ 270,027
---------------------------------------------------
Deduct --
   Reduction of custodian fee             $  34,129
---------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  34,129
---------------------------------------------------

NET EXPENSES                              $ 235,898
---------------------------------------------------

NET INVESTMENT INCOME                     $ 108,602
---------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)
      (net of foreign taxes, $3,566)      $(435,422)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                 (83,712)
---------------------------------------------------
NET REALIZED LOSS                         $(519,134)
---------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 452,321
   Foreign currency and forward foreign
      currency exchange contracts             2,550
---------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 454,871
---------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (64,263)
---------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  44,339
---------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2001  DECEMBER 31, 2000
------------------------------------------------------------------------------
From operations --
   Net investment income (loss)           $         108,602  $         (89,523)
   Net realized loss                               (519,134)          (646,459)
   Net change in unrealized appreciation
      (depreciation)                                454,871         (3,829,852)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $          44,339  $      (4,565,834)
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $       2,182,206  $      10,146,468
   Withdrawals                                   (3,489,136)        (5,193,671)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $      (1,306,930) $       4,952,797
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $      (1,262,591) $         386,963
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $      14,859,202  $      14,472,239
------------------------------------------------------------------------------
AT END OF YEAR                            $      13,596,611  $      14,859,202
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                  YEAR ENDED DECEMBER 31,
                                  -------------------------------------------------------
                                    2001        2000        1999       1998        1997
-----------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                      1.93%       1.69%       1.42%      1.71%       1.53%
   Net expenses after
      custodian fee reduction        1.69%       1.38%       1.35%      1.41%       1.35%
   Net investment income
      (loss)                         0.78%      (0.56)%      0.45%      0.37%       0.08%
Portfolio Turnover                    125%         65%         95%       117%        160%
-----------------------------------------------------------------------------------------
TOTAL RETURN(1)                      1.03%         --          --         --          --
-----------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $13,597     $14,859     $14,472     $7,877     $18,554
-----------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee and/or administration fee, an allocation of expenses to the Investment
   Adviser and/or Administrator, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                      1.76%       2.42%      1.87%       1.81%
   Expenses after custodian
      fee reduction                              1.45%       2.35%      1.57%       1.63%
   Net investment income
      (loss)                                    (0.63)%     (0.55)%     0.21%      (0.20)%
-----------------------------------------------------------------------------------------

 (1) Total return is required to be disclosed for fiscals years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Emerging Markets Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Portfolio's objective is to achieve long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in equity securities (primarily common stocks) of companies located in emerging market countries, which are those considered to be developing. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable or are considered unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Federal Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 E Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed.

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2001, the adviser fee was 0.75% of average daily net assets and amounted to $104,839. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administrating the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2001, the administration fee was 0.25% of average daily net assets and amounted to $34,923. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $16,652,530 and $16,324,833, respectively, for the year ended December 31, 2001.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 11,625,589
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,252,000
    Gross unrealized depreciation                 (492,653)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,759,347
    ------------------------------------------------------

   The net depreciation on foreign currency is $5,269.

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended
   December 31, 2001.

6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 2001, there were no obligations under these financial instruments outstanding.

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF EMERGING MARKETS PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of Emerging Markets Portfolio (the Portfolio), including the portfolio of investments, as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Emerging Markets Portfolio as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 6, 2002

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment (the Trust), of which Eaton Vance Emerging Markets Fund (the Fund) is a series, and Emerging Markets Portfolio (the Portfolio) are responsible for the overall management and supervision of the Fund's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

INTERESTED TRUSTEE(S)

                           POSITION(S)        TERM OF                                NUMBER OF PORTFOLIOS
                             WITH THE        OFFICE AND                                IN FUND COMPLEX
     NAME, ADDRESS          TRUST AND        LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY              OTHER
        AND AGE             PORTFOLIO        SERVICE(3)     DURING PAST FIVE YEARS        TRUSTEE(4)        DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz(1)  Trustee of      Trustee Since     President and Chief              165
Age 42                    Trust           1998              Executive Officer of
The Eaton Vance Building                                    National Financial
255 State Street                                            Partners (financial
Boston, MA 02109                                            services company)
                                                            (since April 1999).
                                                            President and Chief
                                                            Operating Officer of
                                                            John A. Levin & Co.
                                                            (registered investment
                                                            advisor) (July 1997 to
                                                            April 1999) and a
                                                            Director of Baker,
                                                            Fentress & Company,
                                                            which owns John A.
                                                            Levin & Co., a
                                                            registered investment
                                                            advisor (July 1997 to
                                                            April 1999). Executive
                                                            Vice President of Smith
                                                            Barney Mutual Funds
                                                            (July 1994 to June
                                                            1997).

James B. Hawkes(2)        President and   President and     Chairman, President and          170           Director of EVC, EV
Age 60                    Trustee of      Trustee of Trust  Chief Executive Officer                        and EVD.
The Eaton Vance Building  Trust and Vice  since 1989 and    of BMR, EVM and their
255 State Street          President and   Vice President    corporate parent, Eaton
Boston, MA 02109          Trustee of      and Trustee of    Vance Corp. (EVC), and
                          Portfolio       Portfolio since   corporate trustee,
                                          1994              Eaton Vance, Inc. (EV);
                                                            Vice President of EVD.
                                                            President or officer of
                                                            170 funds managed by
                                                            EVM or its affiliates.

Hon. Robert Lloyd George  President and   President and     President and Chief               5
Age 49                    Trustee of      Trustee Since     Executive, Lloyd George
255 State Street          Portfolio       1994              Management (B.V.I.)
Boston, MA 02110                                            Limited. Officer of 5
                                                            investment companies
                                                            managed by EVM or BMR.
-------------------------------------------------------------------------------------------------------------------------------

 (1) Ms. Bibliowicz is deemed to be an interested person of the Fund and the Portfolio because of her affiliation with a brokerage firm.
 (2) Mr. Hawkes is an interested person of the Fund and the Portfolio because of his position as Director, Chairman, President and Chief Executive Officer of BMR, EVM, and EVC, which are affiliates of the Fund and EVM.
 (3)  Trustees and officers serve for an indefinite term.
 (4)  Includes both master and feeder funds in a master feeder structure.

DISINTERESTED TRUSTEE(S)

                           POSITION(S)        TERM OF                                NUMBER OF PORTFOLIOS
                             WITH THE        OFFICE AND                                IN FUND COMPLEX
     NAME, ADDRESS          TRUST AND        LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY              OTHER
        AND AGE             PORTFOLIO        SERVICE(3)     DURING PAST FIVE YEARS        TRUSTEE(4)        DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------------------------------
Donald R. Dwight          Trustee         Trustee of        President of Dwight              170           Trustee/Director of
Age 70                                    Portfolio Since   Partners, Inc.                                 the Royce Funds
The Eaton Vance Building                  1994 and of       (corporate relations                           (consisting of 17
255 State Street                          Trust Since 1989  and communications                             portfolios).
Boston, MA 02109                                            company).

Samuel L. Hayes, III      Trustee         Trustee of        Jacob H. Schiff                  170           Director of
Age 67                                    Portfolio Since   Professor of Investment                        Tiffany & Co.
The Eaton Vance Building                  1994 and of       Banking Emeritus,                              Director of
255 State Street                          Trust Since 1989  Harvard University                             Telect, Inc.
Boston, MA 02109                                            Graduate School of
                                                            Business
                                                            Administration.

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION CONT'D

                           POSITION(S)        TERM OF                                NUMBER OF PORTFOLIOS
                             WITH THE        OFFICE AND                                IN FUND COMPLEX
     NAME, ADDRESS          TRUST AND        LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY              OTHER
        AND AGE             PORTFOLIO        SERVICE(3)     DURING PAST FIVE YEARS        TRUSTEE(4)        DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------------------------------
Norton H. Reamer          Trustee         Trustee of        Chairman and Chief               170
Age 66                                    Portfolio Since   Operating Officer,
The Eaton Vance Building                  1996 and of       Hellman, Jordan
255 State Street                          Trust Since 1989  Management Co., Inc.
Boston, MA 02109                                            (an investment
                                                            management company)
                                                            President, Unicorn
                                                            Corporation (investment
                                                            and financial advisory
                                                            services company)
                                                            (since September 2000).
                                                            Formerly, Chairman of
                                                            the Board, United Asset
                                                            Management Corporation
                                                            (a holding company
                                                            owning institutional
                                                            investment management
                                                            firms) and Chairman,
                                                            President and Director,
                                                            UAM Funds (mutual
                                                            funds).

Lynn A. Stout             Trustee of      Trustee Since     Professor of Law,                165
Age 44                    Trust           1998              University of
The Eaton Vance Building                                    California at Los
255 State Street                                            Angeles School of Law
Boston, MA 02109                                            (since July 2001).
                                                            Formerly, Professor of
                                                            Law, Georgetown
                                                            University Law Center
                                                            (prior to July 2001).

Jack L. Treynor           Trustee of      Trustee Since     Investment Adviser and           167
Age 72                    Trust           1989              Consultant.
The Eaton Vance Building
255 State Street
Boston, MA 02109

Hon. Edward K.Y. Chen     Trustee of      Trustee Since     President of Lingnan              5
Age 57                    Portfolio       1994              College, University of
255 State Street                                            Hong Kong
Boston, MA 02110

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                           POSITION(S)        TERM OF
                             WITH THE        OFFICE AND
     NAME, ADDRESS          TRUST AND        LENGTH OF      PRINCIPAL OCCUPATION(S)
        AND AGE             PORTFOLIO        SERVICE(3)     DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------------
Duke Laflamme             Vice President  Vice President    Vice President of EVM
Age 32                    of Trust        Since 2001        and BMR since November
The Eaton Vance Building                                    2001. Officer of 9
255 State Street                                            investment companies
Boston, MA 02109                                            managed by EVM or BMR.
                                                            Prior to November 2001,
                                                            Assistant Vice
                                                            President and Research
                                                            Associate for EVM and
                                                            BMR. Prior to January
                                                            1998, assistant
                                                            Portfolio Manager at
                                                            Norwest Investment
                                                            Manager.

Edward E. Smiley, Jr.     Vice President  Vice President    Vice President of EVM
Age 57                    of Trust        Since 1997        and BMR. Officer of 34
The Eaton Vance Building                                    investment companies
255 State Street                                            managed by EVM or BMR.
Boston, MA 02109

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION CONT'D

                           POSITION(S)        TERM OF
                             WITH THE        OFFICE AND
     NAME, ADDRESS          TRUST AND        LENGTH OF      PRINCIPAL OCCUPATION(S)
        AND AGE             PORTFOLIO        SERVICE(3)     DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------------
Alan R. Dynner            Secretary       Secretary Since   Vice President,
Age 61                                    1997              Secretary and Chief
The Eaton Vance Building                                    Legal Officer of BMR,
255 State Street                                            EVM and EVC; Vice
Boston, MA 02109                                            President, Secretary
                                                            and Clerk of EVD.
                                                            Secretary of 170 funds
                                                            managed by EVM and its
                                                            affiliates.

James L. O'Connor         Vice President  Vice President    Vice President of BMR
Age 56                    and Treasurer   and Treasurer of  and EVM; Vice President
The Eaton Vance Building  of Portfolio    Portfolio Since   of EVD. Treasurer of
255 State Street          and Treasurer   1994 and          170 funds managed by
Boston, MA 02109          of Trust        Treasurer of      EVM and its affiliates.
                                          Trust Since 1989

William Walter Raleigh    Vice President  1994              Finance Director and
Kerr                      and Assistant                     Chief Operating Officer
Age 51                    Treasurer of                      of Lloyd George (Hong
255 State Street          Portfolio                         Kong) Limited and
Boston, MA 02110                                            Director of Lloyd
                                                            George (B.V.I.)
                                                            Limited. Officer of 5
                                                            investment companies
                                                            managed by EVM or BMR.
-------------------------------------------------------------------------------------------------------------------------------

    The Statement of Additional Information for the Fund includes additional information about the Trustees and officers of the Fund and Portfolio and can be obtained, without charge, by calling 1-800-225-6265.

INVESTMENT ADVISER OF EMERGING MARKETS PORTFOLIO
LLOYD GEORGE MANAGEMENT
(BERMUDA) LIMITED
3808 One Exchange Square
Central, Hong Kong

SPONSOR AND MANAGER OF EATON VANCE EMERGING MARKETS FUND
AND ADMINISTRATOR OF EMERGING MARKETS PORTFOLIO
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI  02940-9653

INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022

                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122

EATON VANCE EMERGING MARKETS FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

-------------------------------------------------------------------------------
   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND
                                     MONEY.
-------------------------------------------------------------------------------
                                                                          EMSRC